Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Borrowings [Abstract]
Schedule of Short-term Debt [Table Text Block]

Short-term borrowings at December 31 consist of the following:

	2014	2013
	( In Thousands)
Securities sold under agreements to repurchase	$25,695	$36,500
Federal Home Loan Bank short-term borrowings	-	13,414

The outstanding balances and related information of short-term borrowings are summarized as follows:

	Years Ended December 31,
	2014	2013
	(Dollars In Thousands)
Average balance during the year	$36,514	$30,832
Average interest rate during the year	0.21%	0.21%
Maximum month-end balance during the year	$49,634	$49,914
Weighted average interest rate at the end of the year	0.20%	0.21%

Schedule of Federal Home Loan Bank, Advances, by Branch of FHLB Bank [Table Text Block]

Other borrowings consisted of the following at December 31, 2014 and 2013:

	2014	2013
	(In Thousands)

Notes with the FHLB:

Convertible note due July 2015 at 4.34%	$7,111	$7,301
Convertible note due January 2017 at 4.71%	10,000	10,000
Amortizing fixed rate borrowing due January 2018 at 0.91%	1,866	2,460
Amortizing fixed rate borrowing due December 2018 at 1.425%	3,223	4,000
	$22,200	$23,761

Schedule of Contractual Maturities of Other Borrowings [Table Text Block]	Contractual maturities of other borrowings at December 31, 2014 are as follows (in thousands):

2015	$7,111
2017	10,000
2018	5,089
$22,200